INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2016
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

3.INVESTMENTS IN SECURITIES

Available-for-sale securities

Information regarding securities classified as available-for-sale securities as of March 31, 2015 and 2016, is as follows:

	Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2015	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥303,300	¥—	¥410,850
Debt securities	102,441	—	983	101,458
Total	¥209,991	¥303,300	¥983	¥512,308

March 31, 2016
Available-for-sale securities:
Equity securities	¥107,550	¥431,550	¥—	¥539,100
Debt securities	102,441	—	1,621	100,820
Total	¥209,991	¥431,550	¥1,621	¥639,920

Debt securities classified as available-for-sale securities mature as follows.

	Thousands of Yen
Contractual maturities	Cost	Fair value
Within 1 year	¥—	¥—
After 1 year through 5 years	—	—
After 5 years through 10 years	102,441	100,820
Total	¥102,441	¥100,820

The following table provides the fair value and gross unrealized losses of the Company’s investments that were deemed to be temporarily impaired as of March 31, 2015 and 2016:

	Thousands of Yen
	Less than 12 months		More than 12 months
		Gross unrealized		Gross unrealized loss
March 31, 2015	Fair value	loss	Fair value	loss
Debt securities	¥—	¥—	¥101,458	¥983

March 31, 2016
Debt securities	¥—	¥—	¥100,820	¥1,621

The Company’s investments in available-for-sale securities in an unrealized holding loss position consisted of a corporate bond of a Japanese banking company. The severity of decline in fair value less than cost was approximately 2%, and the duration of the impairment was 27 months. The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold this investment for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company did not consider these investments to be other-than-temporarily impaired at March 31, 2016. The Company does not intend to sell the bond, and it is not more likely than not the Company will be required to sell the bond before recovery of its amortized cost basis.